SEGMENT INFORMATION - Income by similar group of products or services (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
SEGMENT INFORMATION
Revenues from contracts with customers	$ 172,350,699	$ 160,308,979	$ 133,491,118
Seed and integrated products
SEGMENT INFORMATION
Revenues from contracts with customers	29,402,332	25,295,755	26,751,121
Crop protection
SEGMENT INFORMATION
Revenues from contracts with customers	93,799,477	89,919,460	77,655,672
Crop nutrition
SEGMENT INFORMATION
Revenues from contracts with customers	49,148,890	45,093,764	29,084,325
Seeds, royalties & licenses | Seed and integrated products
SEGMENT INFORMATION
Revenues from contracts with customers	5,210,616	3,846,991	3,771,579
Packs | Seed and integrated products
SEGMENT INFORMATION
Revenues from contracts with customers	24,191,716	21,448,764	22,979,542
Adjuvants | Crop protection
SEGMENT INFORMATION
Revenues from contracts with customers	45,372,840	41,854,730	39,931,915
Insecticides & fungicides | Crop protection
SEGMENT INFORMATION
Revenues from contracts with customers	15,227,357	12,655,985	14,087,260
Other | Crop protection
SEGMENT INFORMATION
Revenues from contracts with customers	33,199,280	35,408,745	23,636,497
Inoculants | Crop nutrition
SEGMENT INFORMATION
Revenues from contracts with customers	16,718,571	18,644,673	14,352,761
Fertilizers | Crop nutrition
SEGMENT INFORMATION
Revenues from contracts with customers	$ 32,430,319	$ 26,449,091	$ 14,731,564